Retirement Benefits - Defined Benefit Pension Plan Amendments and Settlement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Plan amendments and settlement
Pension settlement charge	$ 239,896
Defined Benefit Pension Plans | U.S.
Plan amendments and settlement
Pension settlement charge	250,946
Defined Benefit Pension Plans | U.S. | Total cost of revenue
Plan amendments and settlement
Pension settlement charge	11,000
Defined Benefit Pension Plans | U.S. | Pension settlement charge
Plan amendments and settlement
Pension settlement charge	$ 240,000